Other Payables and Accruals	6 Months Ended
Jun. 30, 2026
Other Payables and Accruals
Other Payables and Accruals

9.  Other Payables and Accruals

Other payables and accruals consisted of the following:

	June 30,	December 31,
	2026	2025

	(in US$’000)
Accrued research and development expenses	112,695	116,359
Accrued salaries and benefits	20,877	29,074
Accrued administrative and other general expenses	17,358	16,664
Accrued selling and marketing expenses	9,218	10,976
Accrued capital expenditures	7,797	11,590
Provision for other taxes and surcharges	5,879	5,510
Advances for inventory purchases	3,513	250
Amounts due to related parties (Note 17(ii))	1,967	1,918
Deposits	1,782	1,678
Deferred government grants	1,060	1,764
Others	15,481	13,109
	197,627	208,892